Expenses by category (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by category [Abstract]
Research and Development
Research and Development

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Operating expenses	44,289	43,787	37,465
Payroll expenses	16,465	14,424	12,382
Share-based compensation	1,528	1,276	585
Total research and development expenses	62,282	59,487	50,432

General and Administrative
General and administrative

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Operating expenses	7,031	7,471	6,637
Payroll expenses	8,281	8,274	7,172
Share-based compensation	2,598	2,812	2,249
Total general and administrative expenses	17,910	18,557	16,058

Financial Result, net
Financial result, net

	For the Years Ended December 31,
In CHF thousands	2021	2020	2019
Financial income	6,485	78	303
Financial expense	(581)	(184)	(1,926)
Change in fair value of conversion feature	—	—	4,542
Exchange differences	113	(555)	(2,013)
Finance result, net	6,017	(661)	906